PAYROLL AND RELATED BENEFITS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll And Related Benefits
Wages and salaries	R$ 5,182.4	R$ 5,073.0	R$ 4,550.2
Social security contributions	1,502.2	1,389.1	1,322.3
Other personnel costs	1,096.3	1,045.8	970.7
Increase in liabilities for defined benefit plans	150.6	165.7	145.6
Share-based payments	426.5	393.8	333.4
Contributions to defined contribution plans	104.4	99.2	91.3
Total	R$ 8,462.4	R$ 8,166.6	R$ 7,413.5